Volkswagen Auto Lease Trust 2020-A	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-30-21	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		12/16/2021
2	Payment Date		12/20/2021
3	Collection Period	10/30/2021	11/30/2021	32
4	Monthly Interest Period - Actual	11/22/2021	12/19/2021	28
5	Monthly Interest - 30/360			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	198,000,000.00	—	—	—	—	—
7	Class A-2 Notes	369,000,000.00	246,530,977.01	—	30,140,095.42	216,390,881.59	0.5864252
8	Class A-3 Notes	359,000,000.00	359,000,000.00	—	—	359,000,000.00	1.0000000
9	Class A-4 Notes	74,000,000.00	74,000,000.00	—	—	74,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$679,530,977.01	$—	$30,140,095.42	$649,390,881.59

11	Overcollateralization	162,803,597.32	177,327,548.59			177,327,548.59

12	Total Securitization Value	$1,162,803,597.32	$856,858,525.60			$826,718,430.18

13	NPV Lease Payments Receivable	538,370,204.51	261,013,522.11			239,249,138.94
14	NPV Base Residual	624,433,392.81	595,845,003.49			587,469,291.24
15	Number of Leases	41,732	37,029			36,332

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.18492%	N/A	—	—	—	—
17	Class A-2 Notes	0.27000%	N/A	55,469.47	0.1503238	30,195,564.89	81.8307992
18	Class A-3 Notes	0.39000%	N/A	116,675.00	0.3250000	116,675.00	0.3250000
19	Class A-4 Notes	0.45000%	N/A	27,750.00	0.3750000	27,750.00	0.3750000

	Equals: Total Securities			199,894.47		30,339,989.89

C.	COLLECTIONS AND AVAILABLE FUNDS
20	Lease Payments Received	19,091,905.54
21	Pull Ahead Waived Payments	—
22	Sales Proceeds - Early Terminations	17,914,326.87
23	Sales Proceeds - Scheduled Terminations	862,997.31
24	Security Deposits for Terminated Accounts	11,800.00
25	Excess Wear and Tear Received	—
26	Excess Mileage Charges Received	9,264.53
27	Proceeds Received on Defaulted Leases and Other Recoveries	74,086.64

28	Subtotal: Total Collections	37,964,380.89

29	Repurchase Payments	—
30	Postmaturity Term Extension	—
31	Investment Earnings on Collection Account	244.39

32	Total Available Funds, prior to Servicer Advances	37,964,625.28

33	Servicer Advance	—

34	Total Available Funds	37,964,625.28

35	Reserve Account Draw	—

36	Available for Distribution	37,964,625.28

D.	DISTRIBUTIONS
37	Payment Date Advance Reimbursement (Item 84)		—
38	Servicing Fee (Servicing and Administrative Fees paid pro rata):
39	Servicing Fee Shortfall from Prior Periods		—
40	Servicing Fee Due in Current Period		714,048.77
41	Servicing Fee Shortfall		—
42	Administration Fee (Servicing and Administrative Fees paid pro rata):
43	Administration Fee Shortfall from Prior Periods		—
44	Administration Fee Due in Current Period		2,500.00
45	Administration Fee Shortfall		—
46	Interest Shortfall from Prior Periods
47	Interest Paid to Noteholders		199,894.47
48	First Priority Principal Distribution Amount		—
49	Amount Paid to Reserve Account to Reach Specified Balance		—
50	Subtotal: Remaining Available Funds	37,048,182.04
51	Regular Principal Distribution Amount	30,140,095.42
52	Regular Principal Paid to Noteholders (lesser of Item 52 and Item 53)		30,140,095.42
53	Amounts paid to indenture, owner, and origination trustee and asset representations reviewer		—

54	Remaining Available Funds		6,908,086.61

E.	CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	679,530,977.01
57	Less: Aggregate Securitization Value (End of Collection Period)	(826,718,430.18)

58	First Priority Principal Distribution Amount (not less than zero)	—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	679,530,977.01
61	Less: Targeted Note Balance	(649,390,881.59)
62	Less: First Priority Principal Distribution Amount	—

63	Regular Principal Distribution Amount	30,140,095.42

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)	826,718,430.18
66	Less: Targeted Overcollateralization Amount (15.25% of Initial Securitization Value)	(177,327,548.59)

67	Targeted Note Balance	649,390,881.59

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 34)	37,964,625.28
70	Less: Payment Date Advance Reimbursement (Item 84)	—
71	Less: Servicing Fees Paid (Items 41, 42 and 43)	714,048.77
72	Less: Administration Fees Paid (Items 45, 46 and 47)	2,500.00
73	Less: Interest Paid to Noteholders (Item 49)	199,894.47
74	Less: 1st Priority Principal Distribution (Item 60)	—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	37,048,182.04
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 77 > 0)	N/A

77	Servicer Advance (If Item 77 < 0, lesser of Item 78 and absolute value of Item 77, else 0)	—

78	Total Available Funds after Servicer Advance (Item 78 plus Item 79)	37,048,182.04

79	Reserve Account Draw Amount (If Item 80 is < 0, Lesser of the Reserve Account Balance and Item 80)	—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance	—
82	Payment Date Advance Reimbursement	—
83	Additional Payment Advances for current period	—

84	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance	2,907,008.99
87	Initial Reserve Account Balance	2,907,008.99

88	Beginning Reserve Account Balance	2,907,008.99
89	Plus: Net Investment Income for the Collection Period	14.36

90	Subtotal: Reserve Fund Available for Distribution	2,907,023.35
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 51)	—
92	Less: Reserve Account Draw Amount (Item 81)	—

93	Subtotal Reserve Account Balance	2,907,023.35
94	Less: Excess Reserve Account Funds to Transferor (If Item 95 > Item 88)	14.36

95	Equals: Ending Reserve Account Balance	2,907,008.99

96	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

97	Current Period Net Residual Losses:	Units	Amounts
98	Aggregate Securitization Value for Scheduled Terminated Units	37	704,450.64
99	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units	(874,969.14)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units	—
101	Less: Excess Wear and Tear Received	—
102	Less: Excess Mileage Received	(9,264.53)

103	Current Period Net Residual Losses/(Gains)	37	(179,783.03)

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	35	(236,784.37)
106	Current Period Net Residual Losses (Item 105)	37	(179,783.03)

107	Ending Cumulative Net Residual Losses	72	(416,567.40)

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value	-0.04%

G.	POOL STATISTICS
109	Collateral Pool Balance Data			Initial	Current
110	Aggregate Securitization Value			1,162,803,597.32	826,718,430.18
111	Aggregate Base Residual Value			731,412,531.60	637,203,451.74
112	Number of Current Contracts			41,732	36,332
113	Weighted Average Lease Rate			2.85%	2.74%
114	Average Remaining Term			27.0	13.3
115	Average Original Term			39.7	39.6
116	Proportion of Base Prepayment Assumption Realized				142.09%
117	Actual Monthly Prepayment Speed				1.24%
118	Turn-in Ratio on Scheduled Terminations				86.49%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		37,029	1,008,805,939.36	856,858,525.60
120	Depreciation/Payments			(15,781,683.39)	(14,147,954.49)
121	Gross Credit Losses		(7)	(187,214.83)	(157,081.43)
122	Early Terminations - Purchased by Customer		(104)	(2,803,146.46)	(2,387,622.36)
123	Early Terminations - Sold at Auction		(1)	(16,494.35)	(13,166.23)
124	Early Terminations - Purchased by Dealer		(548)	(14,841,921.52)	(12,729,820.27)
125	Early Terminations - Lease Pull Aheads		—	—	—
126	Scheduled Terminations - Purchased by Customer	121,293	(5)	(121,292.55)	(102,249.96)
127	Scheduled Terminations - Sold at Auction	—	—	—	—
128	Scheduled Terminations - Purchased by Dealer	741,705	(32)	(736,850.04)	(602,200.68)

129	Pool Balance - End of Period		36,332	974,317,336.22	826,718,430.18

130	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
131	Current		36,167	822,948,516.26	99.54%
132	31 - 60 Days Delinquent		124	2,848,250.81	0.34%
133	61 - 90 Days Delinquent		27	543,869.28	0.07%
134	91+ Days Delinquent		14	377,793.83	0.05%

135	Total		36,332	826,718,430.18	100.00%

136	Delinquency Trigger				6.86%
137	Delinquency Percentage (61 - Day Delinquent Receivables)				0.11%
138	Delinquency Trigger occurred in this collection Period?				No

139	Credit Losses:			Units	Amounts
140	Aggregate Securitization Value on charged-off units			7	157,081.43
141	Aggregate Liquidation Proceeds on charged-off units				(26,558.57)
142	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
143	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
144	Recoveries on charged-off units				(47,528.07)

145	Current Period Aggregate Net Credit Losses/(Gains)			7	82,994.79

146	Cumulative Net Credit Losses:
147	Beginning Cumulative Net Credit Losses			73	797,158.15
148	Current Period Net Credit Losses (Item 147)			7	82,994.79

149	Ending Cumulative Net Credit Losses			80	880,152.94

150	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.08%

151	Aging of Scheduled Maturies Not Sold				Units
152	0 - 60 Days since Contract Maturity				8
153	61 - 120 Days since Contract Maturity				—
154	121+ Days since Contract Maturity				—

	Summary of Material Modifications, Extensions or Waivers
157	Outstanding Extended/Deferred Accounts Related to Covid-19 Relief

158				# of Contracts	Securitization Value
159	Beginning of Period			183	4,325,123.22
160	Add: New Accounts Extended/Deferred			—	0.00
161	Less: Contracts Paid-Off/Charged-Off			(5)	(130,205.30)
162	Less: Change in Securitized Value			—	(66,405.40)

163	Ending of Period:			178	4,128,512.52

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month

*

The information in the Servicer Report relating to the Covid support provided to the customers in the pool will not be reported after monthly period ending on December 31, 2021, in the absence of reported on-going covid support. If you have any questions relating to this, please contact VW Credit Inc.

VW CREDIT, INC., as Servicer